SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies Line Items
Total revenues	$ 431,542	$ 324,977	$ 324,934
Airport Security [Member]
Accounting Policies Line Items
Total revenues	309,335	224,037	217,463
Other Aviation Related Services [Member]
Accounting Policies Line Items
Total revenues	66,463	53,954	36,224
Authentication Technology [Member]
Accounting Policies Line Items
Total revenues	$ 55,744	$ 46,986	$ 71,247